Summary of Tax Rate Reconciliation From Continuing Operation (Detail) - BRL (R$) R$ in Thousands		9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (loss) before taxes		R$ 28,919,068	[1]	R$ (1,022,751)	[1]	R$ (4,378,648)	[2]	R$ (13,434,629)	[2]	R$ (6,547,116)	[2]
Income tax and social contribution at statutory rate (34%)		(9,832,483)		347,735		1,488,740		4,567,774		2,226,019
Valuation allowance		(3,912,885)	[3]	11,068	[3]	(1,134,511)	[4]	(4,048,859)	[4]	(5,170,681)	[4]
Effect of foreign tax rate differential	[5]					(23,063)		(12,574)		(106,388)
Tax effects of nondeductible expenses		(391,724)		(362,413)		(92,831)	[6]	(2,892,381)	[6]	(268,989)	[6]
Tax effects of tax-exempt income	[6]					373,321		121,546		114,052
Tax effects of permanent exclusions	[7]	15,224,796		24,532
Tax effects of differentiated tax rates		(946,026)
Tax incentives (basically, operating income)		8,254		24,579		14,007	[8]	21,121	[8]	7,332	[8]
Tax amnesty program	[9]					(274,529)				(165,676)
Other		(4,706)		540
Other						(147)		(1,740)		(15,597)
Income tax and social contribution effect on profit or loss		R$ 145,226		R$ 46,041		R$ 350,987		R$ (2,245,113)		R$ (3,379,928)

[1]	At September 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows: 09/30/2018 Brazil Foreign operations Total Profit (loss) before income taxes 39,522,275 (10,603,207) 28,919,068 Income tax benefit 99,926 45,300 145,226 Current tax (expense) 67,912 (7,043) 60,869 Deferred tax (expense) benefit 32,014 52,343 84,357 09/30/2017 Brazil Foreign operations Total Profit (loss) before income taxes (409,424) (613,327) (1,022,751) Income tax (expense) 52,775 (6,734) 46,041 Current tax (expense) (745,427) (9,712) (755,139) Deferred tax (expense) benefit 798,203 2,977 801,180
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)
[3]	Refers to the increase (decrease) in the valuation allowance related to the deferred tax asset.
[4]	(ii) Refers to the increase in the valuation allowance related to the deferred tax assets in 2017, 2016, and 2015.
[5]	Refers to the effects of the difference between the applicable tax rate in Brazil and the tax rates applicable to other Group companies located abroad.
[6]	The main effects of nondeductible expenses refers to: (1) the effects of the adjustments of debt obligations due to the filing of the Bankruptcy Petitions and based on the Plan of R$26 million (R$1.860 million in 2016); (2) the impairment of Unitel available-for-sale investment which is not tax deductible in the amount of R$90 million (R$371 million in 2016 and R$152 million in 2015) (Note 24), and (3) the impairment of goodwill and trademarks for the Telecommunication services in Brazil and impairment of goodwill related to África, which is not tax deductible in the amount of R$16 million (R$77 million in 2016 and R$91 million in 2015).
[7]	The main permanent deduction tax effects are represented by the restructuring of the liabilities included in the Reorganization Judicial Plan.
[8]	These tax incentives correspond mainly to a 75% reduction in the current tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brazil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.
[9]	Refers to a tax position taken in prior periods which were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would more-likely-than-not of being sustained, it was decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30th, 2015, excluding tax debts that are subject to tax installment payments.